PREMISES LEASES - Disclosure of lease liability continuity (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Presentation of leases for lessee [abstract]
Beginning	$ 73,549	$ 139,911
Recognition of lease liability on extension	124,506
Cash flows:
Principal payments	(89,730)	(66,362)
Interest expense	8,945	19,750	$ 2,173
Foreign exchange	1,690
Ending	$ 118,960	$ 73,549	$ 139,911